Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Cost or Amortized Cost, Gross Unrealized Gains and Losses, Fair Value and Other-than-Temporary Impairment (OTTI) of Fixed Maturity and Equity Securities
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.1	0.1	—	3.2	—
Foreign governments	0.3	0.1	—	0.4	—
Residential mortgage-backed	2.0	0.1	—	2.1	—
U.S. corporate	29.8	2.1	—	31.9	—
Foreign corporate	7.4	0.8	—	8.2	—
Total fixed maturity securities	$43.4	$3.3	$—	$46.7	$—

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.0	0.2	—	3.2	—
Foreign governments	0.2	0.1	—	0.3	—
Asset-backed	7.9	—	—	7.9	—
Residential mortgage-backed	2.4	0.1	—	2.5	0.1
U.S. corporate	24.3	1.2	(0.1)	25.4	—
Foreign corporate	8.1	0.5	(0.1)	8.5	—
Total fixed maturity securities	$46.7	$2.2	$(0.2)	$48.7	$0.1
(1)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

Schedule of Cost or Amortized Cost and Fair Value of Fixed Maturity Securities by Contractual Maturity
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2019 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$2.7	$2.8
Due after one year through five years	24.8	25.6
Due after five years through ten years	9.8	11.0
Due after ten years	4.1	5.2
Total	41.4	44.6
Residential mortgage-backed	2.0	2.1
Total	$43.4	$46.7

Schedule of Major Categories of Investment Income
The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Fixed maturity securities	$1.9	$2.0	$2.0
Other	0.1	0.1	0.2
Total investment income	2.0	2.1	2.2
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	$1.9	$2.0	$2.1

Summary of Proceeds from Sales of Available-for-Sale Securities and the Gross Realized gains and Gross Realized Losses
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Proceeds from sales	$11.6	$14.7	$13.7

Gross realized gains	$—	$0.1	$0.1
Gross realized losses	—	(0.3)	—
Net realized gains	$—	$(0.2)	$0.1

Schedule of Net Realized Gains (Losses), Including Other-Than-Temporary-Investments
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$—	$(0.2)	$—
Equity securities	—	—	0.1
Total net realized gains (losses)	$—	$(0.2)	$0.1

Schedule of Credit Loss Impairments on Fixed Maturity Securities for Which a Portion of the OTTI Loss was Recognized in AOCI
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2019	2018	2017
Balance, beginning of year	$—	$0.1	$0.3
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	—	(0.1)	(0.2)
Balance, end of year	$—	$—	$0.1

Schedule of Gross Unrealized Losses on Fixed Maturity Securities and Equity Securities
The investment category and duration of the Company's gross unrealized losses on fixed maturity securities as of December 31, 2018 were as follows:

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$—	$—	$3.0	$(0.1)	$3.0	$(0.1)
Foreign corporate	—	—	1.6	(0.1)	1.6	(0.1)
Total fixed maturity securities	$—	$—	$4.6	$(0.2)	$4.6	$(0.2)